Operating Lease Obligations (Schedule of Future Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Lease Obligations [Abstract]
2015	$ 124
2016	113
2017	65
2018	22
2019	20
2020 and beyond
Total minimum payments required	$ 344